UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ________

                                   FORM NPX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  OLD MUTUAL ABSOLUTE RETURN MASTER FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   81121911

                                   REGISTRANT
                  OLD MUTUAL ABSOLUTE RETURN MASTER FUND, LLC
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S618
                              RYE BROOK, NY 10573
                                 (888)2662200

                               AGENT FOR SERVICE
                               MATTHEW APPELSTEIN
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S618
                              RYE BROOK, NY 10573
                                 (888)2662200


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

ITEM 1: PROXY VOTING RECORD:

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. The Fund did participate in the following issuer proposals, amendments, consents and/or resolutions.

                                                                          MATTER       WHETHER                     WHETHER
                                                                          PROPOSED     REGISTRANT    HOW           REGISTRANT
                    EXCHANGE             DATE OF                          BY ISSUER/   CAST          REGISTRANT    CAST VOTE
 ISSUER             TICKER     CUSIP     MEETING/   MATTER               SECURITY     VOTE           CAST          FOR/AGAINST
 NAME               SYMBOL     NUMBER    CONSENT    IDENTIFICATION        HOLDER      (YES/NO)       VOTE          MANAGEMENT

Cedar Hill Capital
Partners Onshore, LP  N/A       N/A      12/3/2009   Creation of a new
                                                     share class with
                                                     different liquidity
                                                     terms.                Issuer        Yes          Consent       For

JANA Partners
Qualified, LP          N/A       N/A     12/14/2009  Modification of
                                                     the issuer's
                                                     liquidity terms.      Issuer        Yes           Consent      For

Longhorn Onshore
Investors, L.P.        N/A       N/A     12/14/2009   Modification
                                                      of the issuer's
                                                      liquidity terms on
                                                      additional
                                                      contributions.       Issuer        Yes           Consent       For

COMAC Global Macro
Fund Limited            N/A      N/A     12/30/2009   Creation of a new
                                                      share class with
                                                      different voting
                                                      rights.              Issuer         Yes           Consent      For

 FrontPoint Onshore
 Financial Services
 Fund, L.P.             N/A       N/A     2/12/2010   Modification of
                                                      the issuer's notice
                                                      requirements
                                                      relating
                                                      to withdrawals.      Issuer          Yes           Consent     For

Marshall  Wace
Market  Neutral
TOPS  Fund,  LP          N/A       N/A     4/14/2010  Modification of
                                                      the issuer's
                                                      structure. Creation
                                                      of new feeder.       Issuer          Yes            Consent     For

Nias Futures Fund,
Ltd.                      N/A       N/A          N/A  Modification of
                                                 the issuer's structure.   Issuer            No           Abstain     N/A


                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Mutual Absolute Return Master Fund, LLC

/s/ Matthew Appelstein

President & Chief Executive Officer

Date:  August 27, 2010